Activity for Level Three Pension Plan Assets (Detail) (USD $) In Millions, unless otherwise specified							12 Months Ended
	Dec. 31, 2012 Pension Benefits, Domestic	Dec. 31, 2011 Pension Benefits, Domestic	Dec. 31, 2010 Pension Benefits, Domestic	Dec. 31, 2012 Pension Benefits, Foreign	Dec. 31, 2011 Pension Benefits, Foreign	Dec. 31, 2010 Pension Benefits, Foreign	Dec. 31, 2012 Level 3 Pension Benefits, Domestic	Dec. 31, 2011 Level 3 Pension Benefits, Domestic	Dec. 31, 2012 Level 3 Pension Benefits, Foreign	Dec. 31, 2011 Level 3 Pension Benefits, Foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 256.5	$ 234.6	$ 221.6	$ 33.5	$ 30.2	$ 29.3	$ 13.3	$ 15.0	$ 15.3	$ 15.3
Relating to assets held at year-end							1.3	(0.2)	0.6	0.5
Relating to assets sold during the period							(0.3)
Purchases, sales, settlements and other, net							(0.2)	8.3	0.3	(0.5)
Transfers in/(out)								(9.8)
Fair value of plan assets at end of year	$ 256.5	$ 234.6	$ 221.6	$ 33.5	$ 30.2	$ 29.3	$ 14.1	$ 13.3	$ 16.2	$ 15.3